PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - ESG [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Construction in progress	$ 438,208	$ 24,211	$ 416,714
Depreciation expense	$ 1,613,923	$ 1,655,456